UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.0%
AUSTRALIA 8.5%
REAL ESTATE
DIVERSIFIED 3.9%
BGP Holdings PLC (EUR)(a),(b),(c)	7,741,744	$0
Dexus Property Group	4,679,847	4,611,686
GPT Group	1,332,573	4,699,746
Mirvac Group	3,551,771	5,268,482
Stockland	1,397,976	4,843,404
		19,423,318
RETAIL 4.6%
Westfield Group	1,575,060	16,599,512
Westfield Retail Trust	1,960,257	5,876,454
		22,475,966
TOTAL AUSTRALIA		41,899,284
BERMUDA 0.9%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(c)	479,780	4,270,042
CANADA 3.6%
REAL ESTATE
OFFICE 1.8%
Brookfield Office Properties (USD)	546,334	9,047,291
RETAIL 1.8%
Primaris Retail REIT	152,795	3,789,179
RioCan REIT	170,318	4,793,713
		8,582,892
TOTAL CANADA		17,630,183
CHINA 0.6%
REAL ESTATE—DIVERSIFIED
Guangzhou R&F Properties Co., Ltd. Class H (HKD)	2,330,998	2,696,533
FRANCE 3.9%
REAL ESTATE
DIVERSIFIED 0.4%
ICADE	25,356	2,065,808
RETAIL 3.5%
Klepierre	179,384	6,290,819

	Number of Shares	Value
Unibail-Rodamco	54,368	$10,836,152
		17,126,971
TOTAL FRANCE		19,192,779
GERMANY 1.3%
REAL ESTATE—RESIDENTIAL
Deutsche Wohnen AG	353,354	6,207,239
HONG KONG 13.8%
REAL ESTATE
DIVERSIFIED 10.1%
Agile Property Holdings Ltd.	1,681,000	1,903,416
Hang Lung Properties Ltd.	1,754,000	5,994,416
Henderson Land Development Co., Ltd.	698,000	5,004,971
Hysan Development Co., Ltd.	1,189,621	5,408,031
Sino Land Co., Ltd.	2,630,400	4,918,823
Sun Hung Kai Properties Ltd.	1,106,019	16,203,630
Swire Properties Ltd.	1,237,600	3,830,566
Wharf Holdings Ltd.	931,629	6,433,894
		49,697,747
HOTEL 0.5%
Shangri-La Asia Ltd.	1,305,992	2,543,249
OFFICE 1.5%
Hongkong Land Holdings Ltd. (USD)	1,223,600	7,353,836
RESIDENTIAL 1.1%
Country Garden Holdings Co.(c)	13,958,436	5,454,448
RETAIL 0.6%
Link REIT	559,500	2,648,119
TOTAL HONG KONG		67,697,399
INDIA 0.2%
REAL ESTATE—RETAIL
Phoenix Mills Ltd.	260,007	965,198
JAPAN 7.2%
REAL ESTATE
DIVERSIFIED 5.7%
Activia Properties(c)	227	1,390,389
Mitsubishi Estate Co., Ltd.	685,000	13,113,660
Mitsui Fudosan Co., Ltd.	218,334	4,372,835
Sumitomo Realty & Development Co., Ltd.	326,000	8,655,459

	Number of Shares	Value
Tokyo Tatemono Co., Ltd.(c)	134,000	$523,706
		28,056,049
OFFICE 0.6%
Nippon Building Fund	289	3,114,415
RESIDENTIAL 0.6%
Advance Residence Investment	1,356	2,853,091
RETAIL 0.3%
Japan Retail Fund Investment Corp.	795	1,421,098
TOTAL JAPAN		35,444,653
NETHERLANDS 1.1%
REAL ESTATE—RETAIL
Corio NV	40,400	1,717,641
Eurocommercial Properties NV	102,798	3,895,645
		5,613,286
NORWAY 0.6%
REAL ESTATE—OFFICE
Norwegian Property ASA	1,948,228	2,975,614
PHILIPPINES 0.7%
REAL ESTATE—RETAIL
SM Prime Holdings	10,743,042	3,656,987
SINGAPORE 3.2%
REAL ESTATE
HOTEL 1.0%
City Developments Ltd.	536,000	5,127,640
INDUSTRIAL 1.2%
Global Logistic Properties Ltd.	2,814,000	5,755,492
RETAIL 1.0%
CapitaMall Trust	1,629,000	2,681,372
CapitaMalls Asia Ltd.	1,584,999	2,131,070
		4,812,442
TOTAL SINGAPORE		15,695,574
SWEDEN 0.6%
REAL ESTATE—OFFICE
Fabege AB	332,587	3,164,457

	Number of Shares	Value
THAILAND 0.1%
REAL ESTATE—RETAIL
Central Pattana PCL	172,600	$336,452
UNITED KINGDOM 4.8%
REAL ESTATE
DIVERSIFIED 3.3%
British Land Co., PLC	238,623	2,011,413
Hammerson PLC	843,862	6,145,632
Land Securities Group PLC	657,261	8,082,139
		16,239,184
OFFICE 1.5%
Derwent London PLC	160,846	5,080,397
Great Portland Estates PLC	281,872	2,052,347
		7,132,744
TOTAL UNITED KINGDOM		23,371,928
UNITED STATES 46.9%
COMMUNICATIONS—TOWERS 0.6%
American Tower Corp.	40,473	2,889,368
REAL ESTATE 46.3%
DIVERSIFIED 4.7%
American Assets Trust	119,923	3,212,737
Forest City Enterprises, Class A(c)	187,549	2,972,652
Vornado Realty Trust	210,839	17,088,501
		23,273,890
HEALTH CARE 4.9%
HCP	166,791	7,418,864
Health Care REIT	113,157	6,534,817
Ventas	159,625	9,936,656
		23,890,337
HOTEL 3.1%
Hersha Hospitality Trust	624,344	3,059,286
Host Hotels & Resorts	239,819	3,849,095
Hyatt Hotels Corp., Class A(c)	144,827	5,814,804
Strategic Hotels & Resorts Worldwide(c)	440,229	2,645,776
		15,368,961
INDUSTRIALS 2.7%
DCT Industrial Trust	173,352	1,121,587

	Number of Shares	Value
Prologis	344,533	$12,068,991
		13,190,578
OFFICE 3.7%
Alexandria Real Estate Equities	51,441	3,781,942
Boston Properties	57,822	6,395,692
Corporate Office Properties Trust	183,098	4,388,859
SL Green Realty Corp.	46,191	3,698,513
		18,265,006
RESIDENTIAL 10.4%
APARTMENT 9.6%
Apartment Investment & Management Co.	262,481	6,821,881
AvalonBay Communities	35,194	4,786,032
BRE Properties	81,511	3,822,051
Colonial Properties Trust	186,695	3,929,930
Education Realty Trust	209,178	2,280,040
Equity Residential	255,496	14,698,685
Home Properties	48,607	2,978,151
Mid-America Apartment Communities	39,557	2,583,468
UDR	205,892	5,110,239
		47,010,477
MANUFACTURED HOME 0.8%
Equity Lifestyle Properties	61,391	4,181,955
TOTAL RESIDENTIAL		51,192,432
SELF STORAGE 2.6%
CubeSmart	220,378	2,836,265
Extra Space Storage	79,335	2,637,889
Public Storage	51,833	7,213,598
		12,687,752
SHOPPING CENTERS 13.2%
COMMUNITY CENTER 4.9%
DDR Corp.	482,981	7,418,588
Kimco Realty Corp.	287,261	5,822,781
Regency Centers Corp.	133,132	6,487,522
Weingarten Realty Investors	153,039	4,301,926
		24,030,817
REGIONAL MALL 8.3%
General Growth Properties	471,513	9,185,073

		Number of Shares	Value
Macerich Co.		46,140	$2,640,592
Simon Property Group		190,404	28,905,232
			40,730,897
TOTAL SHOPPING CENTERS			64,761,714
SPECIALTY 1.0%
Digital Realty Trust		29,314	2,047,583
DuPont Fabros Technology		102,622	2,591,205
			4,638,788
TOTAL REAL ESTATE			227,269,458
TOTAL UNITED STATES			230,158,826
TOTAL COMMON STOCK (Identified cost—$390,093,188)			480,976,434
SHORT-TERM INVESTMENTS 0.1%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		300,000	300,000
Federated Government Obligations Fund, 0.02%(d)		300,000	300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$600,000)			600,000

TOTAL INVESTMENTS (Identified cost—$390,693,188)	98.1%		481,576,434

OTHER ASSETS IN EXCESS OF LIABILITIES	1.9		9,179,054

NET ASSETS (Equivalent to $21.53 per share based on 22,798,406 shares of common stock outstanding)	100.0%		$490,755,488

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c)	Non-income producing security.
(d)	Rate quoted represents the seven-day yield of the fund.

Sector Summary	% of Net Assets
Diversified	28.7
Retail	13.9
Residential	13.4
Shopping Center	13.2
Office	10.3
Hotel	5.5
Health Care	4.9
Industrial	3.9
Self Storage	2.6
Other	2.0
Specialty	1.0
Towers	0.6
100.0

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended September 30, 2012.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$480,976,434	$480,976,434	$—	$—	(a)
Money Market Funds	600,000	—	600,000	—
Total Investments(b)	$481,576,434	$480,976,434	$600,000	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Cost for federal income tax purposes	$390,693,188
Gross unrealized appreciation	$95,161,508
Gross unrealized depreciation	(4,278,262)
Net unrealized appreciation	$90,883,246

Note 3. Subsequent Event

As of October 1, 2012 William Leung has been added as a portfolio manager to the Fund.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 28, 2012